DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 1.9%
753	L3Harris Technologies, Inc.	$ 157,610

	ASSET MANAGEMENT - 1.9%
1,686	T Rowe Price Group, Inc.	154,893

	AUTOMOTIVE - 2.1%
16,403	Ford Motor Company(a)	164,522

	BANKING - 13.8%
2,315	Citigroup, Inc.	164,343
3,887	Citizens Financial Group, Inc.	159,250
4,083	Fifth Third Bancorp(a)	160,054
10,812	Huntington Bancshares, Inc.	162,288
914	M&T Bank Corporation	163,378
920	PNC Financial Services Group, Inc. (The)	161,708
3,774	US Bancorp(a)	159,338
		1,130,359
	BIOTECH & PHARMA - 11.5%
742	AbbVie, Inc.	155,464
503	Amgen, Inc.	156,710
2,630	Bristol-Myers Squibb Company	160,405
966	Johnson & Johnson	160,201
1,685	Merck & Company, Inc.	151,246
6,119	Pfizer, Inc.	155,055
		939,081
	CABLE & SATELLITE - 2.0%
4,470	Comcast Corporation, Class A	164,943

	CHEMICALS - 1.9%
2,024	CF Industries Holdings, Inc.	158,176

	CONTAINERS & PACKAGING - 2.0%
3,107	International Paper Company(a)	165,758

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	ELECTRIC UTILITIES - 5.7%
2,157	NextEra Energy, Inc.	$ 152,910
1,701	NRG Energy, Inc.	162,377
1,290	Vistra Corporation	151,498
		466,785
	FOOD - 2.0%
6,071	Conagra Brands, Inc.	161,914

	GAMING REIT - 2.0%
4,902	VICI Properties, Inc.(a)	159,903

	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,426	CVS Health Corporation	164,362

	INSTITUTIONAL FINANCIAL SERVICES - 7.9%
613	CME Group, Inc.(a)	162,623
1,380	Morgan Stanley	161,005
1,601	Northern Trust Corporation.	157,939
1,834	State Street Corporation	164,197
		645,764
	INSURANCE - 5.9%
1,987	MetLife, Inc.	159,536
1,918	Principal Financial Group, Inc.	161,822
1,483	Prudential Financial, Inc.	165,621
		486,979
	MACHINERY - 2.0%
483	Snap-on, Inc.	162,776

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,719	Medtronic PLC	154,469

	OIL & GAS PRODUCERS - 10.2%
1,030	Chevron Corporation(a)	172,309
1,441	Exxon Mobil Corporation(a)	171,378
5,932	Kinder Morgan, Inc.	169,240

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS PRODUCERS - 10.2% (Continued)
1,692	ONEOK, Inc.	$ 167,880
1,269	Phillips 66	156,696
		837,503
	RETAIL - DISCRETIONARY - 1.9%
2,166	Best Buy Company, Inc.	159,439

	RETAIL REIT - 1.9%
949	Simon Property Group, Inc.	157,610

	SPECIALTY FINANCE - 2.0%
2,551	Fidelity National Financial, Inc.	166,019

	TECHNOLOGY HARDWARE - 3.8%
5,525	HP, Inc.(a)	152,987
1,814	Seagate Technology Holdings PLC	154,099
		307,086
	TECHNOLOGY SERVICES - 2.0%
1,085	Paychex, Inc.	167,394

	TELECOMMUNICATIONS - 4.2%
6,116	AT&T, Inc.	172,960
3,694	Verizon Communications, Inc.	167,560
		340,520
	TOBACCO & CANNABIS - 2.0%
2,721	Altria Group, Inc.	163,314

	TRANSPORTATION & LOGISTICS - 1.8%
1,365	United Parcel Service, Inc., Class B	150,136

	TRANSPORTATION EQUIPMENT - 1.8%
1,537	PACCAR, Inc.	149,658

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TOTAL COMMON STOCKS (Cost $7,959,176)	$ 8,036,973

	SHORT-TERM INVESTMENTS — 15.9%
	COLLATERAL FOR SECURITIES LOANED - 14.1%
1,152,118	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $1,152,118)(b),(c)	1,152,118

	MONEY MARKET FUNDS - 1.8%
145,110	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $145,110)(b)	145,110

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,297,228)	1,297,228

	TOTAL INVESTMENTS - 114.0% (Cost $9,256,404)	$ 9,334,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%	(1,146,421)
	NET ASSETS - 100.0%	$ 8,187,780

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $1,135,739.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $1,152,117 at March 31, 2025.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 6.0%
9,170	Howmet Aerospace, Inc.	$ 1,189,624
9,168	RTX Corporation	1,214,393
2,417	Teledyne Technologies, Inc.(a)	1,202,965
		3,606,982
	APPAREL & TEXTILE PRODUCTS - 1.9%
16,364	Tapestry, Inc.	1,152,189

	ASSET MANAGEMENT - 4.1%
3,675	LPL Financial Holdings, Inc.	1,202,240
30,143	Robinhood Markets, Inc., Class A(a)	1,254,552
		2,456,792
	BANKING - 2.0%
17,265	Citigroup, Inc.	1,225,642

	BEVERAGES - 2.0%
16,774	Coca-Cola Company (The)	1,201,354

	BIOTECH & PHARMA - 5.8%
5,532	AbbVie, Inc.	1,159,065
1,427	Eli Lilly & Company	1,178,573
10,292	Gilead Sciences, Inc.	1,153,219
		3,490,857
	CHEMICALS - 3.9%
4,597	Ecolab, Inc.	1,165,431
2,600	Linde PLC	1,210,664
		2,376,095
	COMMERCIAL SUPPORT SERVICES - 2.0%
5,087	Republic Services, Inc.	1,231,868

	ELECTRIC UTILITIES - 2.0%
12,687	NRG Energy, Inc.	1,211,101

	ENTERTAINMENT CONTENT - 4.1%
22,427	Fox Corporation, Class A	1,269,368

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ENTERTAINMENT CONTENT - 4.1% (Continued)
20,632	ROBLOX Corporation, Class A(a)	$ 1,202,639
		2,472,007
	HEALTH CARE REIT - 2.1%
7,960	Welltower, Inc.	1,219,552

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
4,570	CME Group, Inc.(b)	1,212,375

	INSURANCE - 2.0%
22,811	Equitable Holdings, Inc.	1,188,225

	INTERNET MEDIA & SERVICES - 5.7%
1,894	Meta Platforms, Inc., Class A	1,091,626
35,251	Pinterest, Inc., Class A(a)	1,092,781
4,979	VeriSign, Inc.(a)	1,264,019
		3,448,426
	LEISURE FACILITIES & SERVICES - 3.9%
11,887	Starbucks Corporation	1,165,996
7,598	Yum! Brands, Inc.	1,195,621
		2,361,617
	MEDICAL EQUIPMENT & DEVICES - 4.0%
9,005	Abbott Laboratories	1,194,513
12,167	Boston Scientific Corporation(a)	1,227,407
		2,421,920
	OIL & GAS PRODUCERS - 4.2%
5,452	Cheniere Energy, Inc.	1,261,593
23,966	EQT Corporation	1,280,503
		2,542,096
	RETAIL - CONSUMER STAPLES - 2.0%
13,769	Walmart, Inc.	1,208,781

	RETAIL - DISCRETIONARY - 4.2%
331	AutoZone, Inc.(a)	1,262,030

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RETAIL - DISCRETIONARY - 4.2% (Continued)
896	O'Reilly Automotive, Inc.(a)	$ 1,283,592
		2,545,622
	RETAIL REIT - 1.9%
7,074	Simon Property Group, Inc.	1,174,850

	SEMICONDUCTORS - 3.6%
6,040	Broadcom, Inc.	1,011,277
1,724	KLA Corporation	1,171,975
		2,183,252
	SOFTWARE - 11.3%
5,181	Atlassian Corporation, Class A(a)	1,099,460
9,825	Cloudflare, Inc., Class A(a)(b)	1,107,179
11,979	Fortinet, Inc.(a)	1,153,099
14,024	Palantir Technologies, Inc., Class A(a)	1,183,626
14,389	SS&C Technologies Holdings, Inc.	1,201,914
11,411	Twilio, Inc., Class A(a)	1,117,251
		6,862,529
	TECHNOLOGY HARDWARE - 7.5%
19,404	Cisco Systems, Inc.	1,197,421
4,409	F5, Inc.(a)	1,173,984
8,748	Jabil, Inc.	1,190,340
27,623	Super Micro Computer, Inc.(a)(b)	945,812
		4,507,557
	TECHNOLOGY SERVICES - 6.0%
4,700	International Business Machines Corporation	1,168,702
2,236	Mastercard, Inc., Class A	1,225,596
3,525	Visa, Inc., Class A	1,235,372
		3,629,670
	TELECOMMUNICATIONS - 2.1%
45,612	AT&T, Inc.	1,289,907

	TOBACCO & CANNABIS - 2.0%
7,753	Philip Morris International, Inc.	1,230,633

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $58,978,181)	$ 59,451,899

	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
2,927,536	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $2,927,536)(c),(d)	2,927,536

	MONEY MARKET FUNDS - 1.8%
1,102,414	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $1,102,414)(c)	1,102,414

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,029,950)	4,029,950

	TOTAL INVESTMENTS - 105.0% (Cost $63,008,131)	$ 63,481,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(2,995,251)
	NET ASSETS - 100.0%	$ 60,486,598

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $2,855,545.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $2,927,536 at March 31, 2025.